Derivative Financial Instruments - Fair Value and Notional Amounts of Derivative Instruments (Details) - Not Designated as Hedging Instrument - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative liabilities at fair value
Derivative assets at fair value	$ 2.4	$ 0.0
Derivative liabilities at fair value	(1.7)	(0.5)
Credit default swaps
Derivative liabilities at fair value
Derivative assets at fair value	2.4	0.0
Derivative liabilities at fair value	0.0	0.0
Notional amounts
Notional amounts	2.2	0.0
Forwards
Derivative liabilities at fair value
Derivative assets at fair value	0.0	0.0
Derivative liabilities at fair value	(1.7)	(0.5)
Notional amounts
Notional amounts	$ 133.3	$ 31.0